Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Deferred tax assets	$ 114,980	$ 140,756
Deferred tax liabilities	61,799	94,317
Recognized in the statement of loss	(4,292)	(84,102)
Deductible temporary differences for which no deferred tax asset is recognised	1,119,700	1,016,300
Non-capital losses
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	544,200
United States
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	123,300	160,500
United States | Restricted non-capital losses
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 75,600
Mount Milligan Mine
Statement Line Items [Line Items]
Deferred tax assets		$ 39,400